Other, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other net [Line Items]
Other operating incomes	$ 77,000,000	$ 102,599,000	$ 87,530,000
Other Operating Expense	(91,715,000)	(103,907,000)	(100,760,000)
Other operating income expense net	(14,715,000)	(1,308,000)	(13,230,000)
Profit (loss) for the year	(28,459,000)	(11,654,000)	64,435,000
Proceeds from insurance claim	0	38,793,000	0
Associated Costs for Mitigation and Repairs		5,058,000	2,985,000
Recovery Income of the Sinister			4,175,000
Disposal cost of sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(33,664,000)	(57,897,000)	(60,239,000)
Direct expenses [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(15,992,000)	(9,867,000)	(5,721,000)
Provision for impairment of spare parts and supplies, note 8(c) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(15,703,000)	(11,704,000)	(4,814,000)
Net cost of property, machinery and equipment to third parties, note 11(a) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(4,965,000)	(626,000)	0
Changes in provisions for exploration projects, note 15(b) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(4,020,000)	0	(891,000)
Disposal cost of sale of supplies and merchandise to related parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(2,944,000)	(257,000)	(40,000)
Expenses from previous years [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(2,240,000)	(1,831,000)	(603,000)
Withdrawals and disposals of property, machinery and equipment, note 11(a) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(2,926,000)	(6,626,000)	(15,013,000)
Allowance for expected credit losses, note 7(f) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(25,000)	(1,334,000)	0
Net cost of transfer of investments, note 1(d)[Member]
Disclosure of Other net [Line Items]
Other Operating Expense	0	(11,178,000)	(1,706,000)
Net cost of investment properties (b) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	0	0	(9,575,000)
Other minor [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(9,236,000)	(2,587,000)	(2,158,000)
Sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	32,228,000	46,128,000	54,496,000
Sale of assets to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	19,405,000	3,863,000	369,000
Reversal for impairment of spare parts and supplies, note 8(c) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	11,641,000	4,665,000	2,370,000
Sale of services to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	6,415,000	3,512,000	2,552,000
Revenue from commercial claims [Member]
Disclosure of Other net [Line Items]
Other operating incomes	2,098,000	0	0
Income from previous years [Member]
Disclosure of Other net [Line Items]
Other operating incomes	1,311,000	1,504,000	2,680,000
Sale of supplies to related parties, note 30(a) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	1,259,000	27,000	4,000
Sale of assets to related parties, note 30(a) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	11,000	30,000	336,000
Insurance claim recovery (c) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	33,735,000	1,190,000
Sale of investment in subsidiary [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	7,097,000	0
Changes in provisions for exploration projects, note 15(b) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	2,433,000	0
Recovery of expenses from previous years [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	81,000	68,000
Income from rental of investment properties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	45,000	235,000
Expiration of allowance for expected credit losses, note 7(f) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	45,000	99,000
Sale of investment properties (b) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	0	11,250,000
Other minor [Member]
Disclosure of Other net [Line Items]
Other operating incomes	$ 2,632,000	$ (566,000)	$ 11,881,000